26.Segments	12 Months Ended
Dec. 31, 2018
Segments
Segments

26.Segments

Operating segments are defined based on business activities from which it may earn revenues and incur expenses, which operating results are regularly reviewed by the Company’s relevant decision makers to evaluate performance and allocate resources to the respective segments. The Company holds two operating segments: flight transportation and the Smiles loyalty program.

The accounting policies of the operating segments are the same as those applied to the consolidated financial statements. Additionally, the Company has distinct natures between its two operating segments, so there are no common costs and revenues between operating segments.

The Company is the controlling shareholder of Smiles Fidelidade, and the non-controlling interests of Smiles Fidelidade was 47.3% as of December 31, 2018 and 2017 and 46.2% as of December 31, 2016.

The information below presents the summarized financial position of the reportable operating segments as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016:

26.1.   Assets and liabilities of the operating segments

	12/31/2018
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Assets
Current	2,216,168	2,365,789	4,581,957	(1,271,122)	3,310,835
Noncurrent	7,373,864	269,339	7,643,203	(575,772)	7,067,431
Total assets	9,590,032	2,635,128	12,225,160	(1,846,894)	10,378,266

Liabilities
Current	7,012,120	1,347,684	8,359,804	(1,159,248)	7,200,556
Noncurrent	7,563,287	273,214	7,836,501	(153,440)	7,683,061
Total equity (deficit)	(4,985,375)	1,014,230	(3,971,145)	(534,206)	(4,505,351)
Total liabilities and equity (deficit)	9,590,032	2,635,128	12,225,160	(1,846,894)	10,378,266

	12/31/2017 (As restated)
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Assets
Current	2,389,146	1,901,672	4,290,818	(945,820)	3,344,998
Noncurrent	6,769,399	269,239	7,038,638	(378,888)	6,659,750
Total assets	9,158,545	2,170,911	11,329,456	(1,324,708)	10,004,748

Liabilities
Current	5,488,852	1,096,357	6,585,209	(815,589)	5,769,620
Noncurrent	7,131,078	202,835	7,333,913	(10,264)	7,323,649
Total equity (deficit)	(3,461,385)	871,719	(2,589,666)	(498,855)	(3,088,521)
Total liabilities and equity (deficit)	9,158,545	2,170,911	11,329,456	(1,324,708)	10,004,748

26.2.   Results of the operating segments

	12/31/2018
	Flight transportation	Smiles loyalty program (b)	Combined information	Eliminations	Consolidated
Net revenue
Passenger (a)	10,199,092	-	10,199,092	434,396	10,633,488
Cargo and other (a)	422,432	-	422,432	(12,799)	409,633
Mileage revenue	-	987,444	987,444	(619,211)	368,233
Total net revenue	10,621,524	987,444	11,608,968	(197,614)	11,411,354

Operating costs and expenses
Salaries	(1,821,521)	(82,331)	(1,903,852)	-	(1,903,852)
Aircraft fuel	(3,867,673)	-	(3,867,673)	-	(3,867,673)
Aircraft rent	(1,112,837)	-	(1,112,837)	-	(1,112,837)
Sales and marketing	(507,721)	(74,256)	(581,977)	-	(581,977)
Landing fees	(743,362)	-	(743,362)	-	(743,362)
Aircraft, traffic and mileage servicing	(661,260)	(107,489)	(768,749)	154,981	(613,768)
Maintenance, materials and repairs	(570,333)	-	(570,333)	-	(570,333)
Depreciation and amortization	(651,158)	(17,358)	(668,516)	-	(668,516)
Passenger service expenses	(474,117)	-	(474,117)	-	(474,117)
Other operating income, net	483,699	35,959	519,658	4,998	524,656
Total operating costs and expenses	(9,926,283)	(245,475)	(10,171,758)	159,979	(10,011,779)

Equity results	315,721	-	315,721	(315,334)	387
Operating result before financial result, net and income taxes	1,010,962	741,969	1,752,931	(352,969)	1,399,962

Financial results
Financial income	166,348	220,628	386,976	(127,248)	259,728
Financial expenses	(1,185,889)	(2,326)	(1,188,215)	127,126	(1,061,089)
Exchange rate variation, net	(1,084,543)	3,223	(1,081,320)	123	(1,081,197)
Total financial results	(2,104,084)	221,525	(1,882,559)	1	(1,882,558)

Income (loss) before income taxes	(1,093,122)	963,494	(129,628)	(352,968)	(482,596)

Income taxes	7,729	(317,652)	(309,923)	12,795	(297,128)
Net income (loss) for the year	(1,085,393)	645,842	(439,551)	(340,173)	(779,724)

Attributable to equity holders of the parent	(1,085,393)	340,173	(745,220)	(340,173)	(1,085,393)
Attributable to non-controlling Interests of Smiles	-	305,669	305,669	-	305,669

	12/31/2017 (As restated)
	Flight transportation	Smiles loyalty program (b)	Combined information	Eliminations	Consolidated
Net revenue
Passenger (a)	9,165,936	-	9,165,936	398,105	9,564,041
Cargo and other (a)	388,548	-	388,548	(40,159)	348,389
Mileage revenue	-	899,576	899,576	(482,972)	416,604
Total net revenue	9,554,484	899,576	10,454,060	(125,026)	10,329,034

Operating costs and expenses
Salaries	(1,654,388)	(53,723)	(1,708,111)	-	(1,708,111)
Aircraft fuel	(2,887,737)	-	(2,887,737)	-	(2,887,737)
Aircraft rent	(939,744)	-	(939,744)	-	(939,744)
Sales and marketing	(518,025)	(69,917)	(587,942)	(2,872)	(590,814)
Landing fees	(664,170)	-	(664,170)	-	(664,170)
Aircraft, traffic and mileage servicing	(649,498)	(86,132)	(735,630)	107,490	(628,140)
Maintenance, materials and repairs	(368,719)	-	(368,719)	-	(368,719)
Depreciation and amortization	(491,806)	(13,619)	(505,425)	-	(505,425)
Passenger service expenses	(437,045)	-	(437,045)	-	(437,045)
Other operating expenses	(591,087)	(26,385)	(617,472)	7,162	(610,310)
Total operating costs and expenses	(9,202,219)	(249,776)	(9,451,995)	111,780	(9,340,215)

Equity results	395,245	-	395,245	(394,701)	544
Operating result before financial result, net and income taxes	747,510	649,800	1,397,310	(407,947)	989,363

Financial results
Financial income	184,448	205,431	389,879	(176,433)	213,446
Financial expenses	(1,225,315)	(2,201)	(1,227,516)	177,055	(1,050,461)
Exchange rate variation, net	(78,462)	(3,284)	(81,746)	2	(81,744)
Total financial results	(1,119,329)	199,946	(919,383)	624	(918,759)

Income (loss) before income taxes	(371,819)	849,746	477,927	(407,323)	70,604

Income taxes	390,611	(89,131)	301,480	5,733	307,213
Net income for the year	18,792	760,615	779,407	(401,590)	377,817

Attributable to equity holders of the parent	18,792	401,590	420,382	(401,590)	18,792
Attributable to non-controlling Interests of Smiles	-	359,025	359,025	-	359,025

	12/31/2016 (As restated)
	Flight transportation	Smiles loyalty program (b)	Combined information	Eliminations	Consolidated
Net revenue
Passenger (a)	8,721,323	-	8,721,323	325,758	9,047,081
Cargo and other (a)	342,690	-	342,690	(21,573)	321,117
Mileage revenue	-	792,716	792,716	(440,417)	352,299
Total net revenue	9,064,013	792,716	9,856,729	(136,232)	9,720,497

Operating costs and expenses
Salaries	(1,615,740)	(41,045)	(1,656,785)	-	(1,656,785)
Aircraft fuel	(2,695,390)	-	(2,695,390)	-	(2,695,390)
Aircraft rent	(996,945)	-	(996,945)	-	(996,945)
Sales and marketing	(494,076)	(61,908)	(555,984)	-	(555,984)
Landing fees	(687,366)	-	(687,366)	-	(687,366)
Aircraft, traffic and mileage servicing	(658,015)	(73,898)	(731,913)	121,620	(610,293)
Maintenance, materials and repairs	(593,090)	-	(593,090)	-	(593,090)
Depreciation and amortization	(439,173)	(8,495)	(447,668)	-	(447,668)
Passenger service expenses	(461,837)	-	(461,837)	-	(461,837)
Other operating expenses	(316,766)	(3,793)	(320,559)	(389)	(320,948)
Total operating costs and expenses	(8,958,398)	(189,139)	(9,147,537)	(121,231)	(9,026,306)

Equity results	287,134	(2,530)	284,604	(285,884)	(1,280)
Operating result before financial result, net and income taxes	392,749	601,047	993,796	(300,885)	692,911

Financial results
Financial income	395,901	212,758	608,659	(40,155)	568,504
Financial expenses	(1,311,940)	(168)	(1,312,108)	40,544	(1,271,564)
Exchange rate variation, net	1,362,145	5,792	1,367,937	-	1,367,937
Total financial results	446,106	218,382	664,488	389	664,877

Income before income taxes	838,855	819,429	1,658,284	(300,496)	1,357,788

Income taxes	7,130	(271,156)	(264,026)	4,968	(259,058)
Net income for the year	845,985	548,273	1,394,258	(295,528)	1,098,730

Attributable to equity holders of the parent	845,985	295,528	1,141,513	(295,528)	845,985
Attributable to non-controlling Interests of Smiles	-	252,745	252,745	-	252,745

(a)    Eliminations are related to transactions between GLA and Smiles Fidelidade.

(b)    Amounts include Smiles S.A. and Smiles Fidelidade.

In the stand-alone financial statements of the subsidiary Smiles Fidelidade, which represents the segment Smiles Loyalty Program, and in the information provided to the relevant decision makers, the revenue recognition occurs upon redemption of the miles by the participants. Under the perspective of Smiles Fidelidade, this measurement is appropriate given that this is when the revenue recognition cycle is complete. At this point, Smiles has transferred to its suppliers the obligation to provide services or deliver products to its customers.

However, from a consolidated perspective, the revenue recognition cycle related to miles exchanged for flight tickets is only complete when the passengers are effectively transported. Therefore, for purposes of reconciliation with the consolidated assets, liabilities and income and expenses, as well as for purposes of equity method of accounting and for consolidation purposes, the Company performed, in addition to elimination entries, consolidation adjustments to adjust the accounting practices related to Smiles’ revenues. In this case, under the perspective of the consolidated financial statements, the mileages that were used to redeem airline tickets are only recognized as revenue when passengers are transported, in accordance with accounting practices and policies adopted by the Company.